Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense/(benefit):
US-Federal
US-State
Foreign	877	(1,968)	3,805
Total current income tax expense/(benefit)	877	(1,968)	3,805
Deferred tax expense/(benefit):
US-Federal	(2,370)	(991)	(2,421)
US-State	(564)	(236)	(576)
Foreign	9,725	5,378	(1,474)
Total deferred tax expense/(benefit)	6,791	4,151	(4,471)
Total income tax expense/(benefit)	$ 7,668	$ 2,183	$ (666)